UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02527

Deutsche DWS Money Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Money Market Prime Series

DWS Cash Investment Trust - Class A: DOAXX

Semi-Annual Shareholder Report—January 31, 2025

This semi-annual shareholder report contains important information about DWS Money Market Prime Series (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust - Class A	$44	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	569,287,952
Number of Portfolio Holdings	67
Total Net Advisory Fees Paid ($)	916,898
Weighted Average Maturity	12 days
7-Day Current Yield	3.56%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of January 31, 2025. The 7-Day Current Yield would have been 3.54% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	41%
Variable Rate Demand Notes	18%
Commercial Paper	16%
Certificates of Deposit and Bank Notes	14%
Time Deposits	9%
Variable Rate Demand Preferred Shares	2%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMMF-TSRS-A

R-104500-1 (03/25)

DWS Money Market Prime Series

DWS Cash Investment Trust - Class C: DOCXX

Semi-Annual Shareholder Report—January 31, 2025

This semi-annual shareholder report contains important information about DWS Money Market Prime Series (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust - Class C	$81	1.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	569,287,952
Number of Portfolio Holdings	67
Total Net Advisory Fees Paid ($)	916,898
Weighted Average Maturity	12 days
7-Day Current Yield	2.80%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of January 31, 2025.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	41%
Variable Rate Demand Notes	18%
Commercial Paper	16%
Certificates of Deposit and Bank Notes	14%
Time Deposits	9%
Variable Rate Demand Preferred Shares	2%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMMF-TSRS-C

R-104500-1 (03/25)

DWS Money Market Prime Series

DWS Cash Investment Trust - Class S: DOSXX

Semi-Annual Shareholder Report—January 31, 2025

This semi-annual shareholder report contains important information about DWS Money Market Prime Series (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust - Class S	$30	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	569,287,952
Number of Portfolio Holdings	67
Total Net Advisory Fees Paid ($)	916,898
Weighted Average Maturity	12 days
7-Day Current Yield	3.84%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of January 31, 2025. The 7-Day Current Yield would have been 3.76% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	41%
Variable Rate Demand Notes	18%
Commercial Paper	16%
Certificates of Deposit and Bank Notes	14%
Time Deposits	9%
Variable Rate Demand Preferred Shares	2%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMMF-TSRS-S

R-104500-1 (03/25)

DWS Money Market Prime Series

DWS Money Market Fund: KMMXX

Semi-Annual Shareholder Report—January 31, 2025

This semi-annual shareholder report contains important information about DWS Money Market Prime Series (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Money Market Fund	$30	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	569,287,952
Number of Portfolio Holdings	67
Total Net Advisory Fees Paid ($)	916,898
Weighted Average Maturity	12 days
7-Day Current Yield	3.84%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of January 31, 2025. The 7-Day Current Yield would have been 3.81% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	41%
Variable Rate Demand Notes	18%
Commercial Paper	16%
Certificates of Deposit and Bank Notes	14%
Time Deposits	9%
Variable Rate Demand Preferred Shares	2%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMMF-TSRS-MM

R-104500-1 (03/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

January 31, 2025
Semiannual Financial Statements and Other Information
DWS Money Market Prime Series

Contents
3	Investment Portfolio
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
27	Shareholder Meeting Results
28	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Money Market Prime Series

Investment Portfolioas of January 31, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 13.7%
Bank of America NA, 4.6%, 4/30/2025	5,000,000	5,000,000
Bank of Nova Scotia, 1 day USD SOFR + 0.34%, 4.7% (a), 10/3/2025	8,200,000	8,200,000
HSBC Bank USA NA, 4.59%, 10/27/2025	5,000,000	5,000,000
Kookmin Bank, 1 day USD SOFR + 0.34%, 4.7% (a), 7/18/2025	5,000,000	5,000,000
Natixis SA, 1 day USD SOFR + 0.28%, 4.64% (a), 6/5/2025	5,000,000	5,000,000
Nordea Bank Abp, 1 day USD SOFR + 0.18%, 4.54% (a), 3/18/2025	5,000,000	4,999,997
Oversea-Chinese Banking Corp. Ltd.:
1 day USD SOFR + 0.22%, 4.57% (a), 3/21/2025	6,500,000	6,500,173
1 day USD SOFR + 0.25%, 4.6% (a), 7/9/2025	5,000,000	5,000,000
Standard Chartered Bank, 4.6%, 8/1/2025	5,000,000	5,000,000
State Street Bank & Trust Co., 1 day USD SOFR + 0.22%, 4.57% (a), 7/25/2025	8,200,000	8,200,000
Swedbank AB:
1 day USD SOFR + 0.26%, 4.61% (a), 7/8/2025	5,000,000	4,999,893
1 day USD SOFR + 0.3%, 4.65% (a), 2/10/2025	5,000,000	5,000,145
Toronto-Dominion Bank:
1 day USD SOFR + 0.35%, 4.7% (a), 9/5/2025	5,000,000	5,000,000
1 day USD SOFR + 0.36%, 4.71% (a), 10/21/2025	5,000,000	5,000,000
Total Certificates of Deposit and Bank Notes (Cost $77,900,208)		77,900,208
Commercial Paper 16.6%
Issued at Discount (b) 6.3%
ANZ New Zealand International Ltd., 144A, 5.333%, 4/11/2025	10,000,000	9,899,183
Barclays Capital, Inc., 4.674%, 4/16/2025	6,000,000	5,943,143
Britannia Funding Co. LLC, 144A, 4.664%, 4/15/2025	5,000,000	4,953,361
Dexia SA:
144A, 4.461%, 4/2/2025	5,000,000	4,963,333
144A, 4.502%, 3/14/2025	5,000,000	4,974,717
MetLife Short Term Funding LLC, 144A, 4.39%, 4/8/2025	250,000	248,016
Podium Funding Trust, 5.323%, 2/27/2025	5,000,000	4,981,042
		35,962,795
Issued at Par 10.3%
ASB Bank Ltd., 144A, 1 day USD SOFR + 0.21%, 4.57% (a), 4/3/2025	5,000,000	5,000,000
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	3

	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd., 144A, 1 day USD SOFR + 0.27%, 4.63% (a), 8/25/2025	5,000,000	5,000,000
HSBC Bank PLC, 144A, 1 day USD SOFR + 0.36%, 4.71% (a), 9/18/2025	5,000,000	5,000,000
ING U.S. Funding LLC, 144A, 1 day USD SOFR + 0.26%, 4.61% (a), 6/5/2025	5,000,000	5,000,000
Macquarie Bank Ltd.:
144A, 1 day USD SOFR + 0.21%, 4.56% (a), 4/21/2025	5,000,000	5,000,000
144A, 1 day USD SOFR + 0.23%, 4.58% (a), 4/17/2025	5,000,000	5,000,000
Macquarie International Finance Ltd., 1 day USD SOFR + 0.26%, 4.61% (a), 2/20/2025	5,000,000	5,000,000
National Australia Bank Ltd., 144A, Series CPIB, 1 day USD SOFR + 0.25%, 4.61% (a), 7/3/2025	5,000,000	5,000,000
Oversea-Chinese Banking Corp. Ltd., 144A, 1 day USD SOFR + 0.2%, 4.56% (a), 5/12/2025	3,500,000	3,500,000
Podium Funding Trust, 1 day USD SOFR + 0.24%, 4.6% (a), 4/3/2025	5,000,000	5,000,000
Westpac Banking Corp.:
144A, 1 day USD SOFR + 0.25%, 4.61% (a), 7/2/2025	5,000,000	5,000,000
144A, 1 day USD SOFR + 0.25%, 4.61% (a), 7/10/2025	5,000,000	4,999,707
		58,499,707
Total Commercial Paper (Cost $94,462,502)		94,462,502
Variable Rate Demand Notes (c) 17.6%
Alaska, State Housing Finance Corp., Series B, 4.34%, 2/7/2025	7,635,000	7,635,000
California, University of California Revenue, Series Z-2, 4.4%, 2/7/2025	4,500,000	4,500,000
Colorado, State Housing & Finance Authority, “II” , Series C2, 4.35%, 2/7/2025, SPA: Federal Home Loan Bank	10,000,000	10,000,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project, “I” , Series C, 4.34%, 2/7/2025, SPA: Federal Home Loan Bank	10,765,000	10,765,000
Connecticut, State Health & Educational Facilities Authority, Series V-1, 1.4%, 2/3/2025	300,000	300,000
Iowa, Iowa Finance Authority, Health System Obligated Group, Series F, 1.85%, 2/3/2025, LOC: TD Bank NA	100,000	100,000
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series 2023-1, 4.37%, 2/7/2025, LOC: Royal Bank of Canada	7,262,000	7,262,000
Issaquah Gateway SR Development LLC, Series A, 4.4%, 2/6/2025	11,000,000	11,000,000
The accompanying notes are an integral part of the financial statements.

4	|	DWS Money Market Prime Series

	Principal Amount ($)	Value ($)
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 2.32%, 2/7/2025, LOC: PNC Bank NA	100,000	100,000
Louisiana, Public Facilities Authority Revenue, CHRISTUS Health Obligated Group, 2.74%, 2/7/2025, LOC: TD Bank NA	2,600,000	2,600,000
Maine, State Housing Authority Mortgage Revenue, Series E, 4.35%, 2/7/2025, SPA: Barclays Bank PLC	1,100,000	1,100,000
Michigan, Series C, 4.34%, 2/7/2025, SPA: Federal Home Loan Bank	5,000,000	5,000,000
Minnesota Housing Finance Agency, Series D, 4.35%, 2/7/2025, SPA: Royal Bank of Canada	9,790,000	9,790,000
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 4.3%, 2/3/2025, LOC: Landesbank Hessen-thrgn	7,905,000	7,905,000
New York, NY, General Obligation:
Series 3, 1.85%, 2/3/2025	1,200,000	1,200,000
Series 2, 1.85%, 2/3/2025	1,900,000	1,900,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 2.24%, 2/7/2025, LOC: TD Bank NA	100,000	100,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group, Series C-2, 2.25%, 2/7/2025, LOC: Bank of NY Mellon	200,000	200,000
Taxable Municipal Funding Trust, Series 2018-4, 4.45%, 2/7/2025, INS: AGMC, LOC: Barclays Bank PLC	2,605,000	2,605,000
Texas, University of Texas Revenue, Financing System, Series G2, 4.32%, 2/7/2025, LIQ: University of Texas Investment Management Co.	7,000,000	7,000,000
Wisconsin, Housing & Economic Development Authority:
Series B, 4.3%, 2/7/2025, SPA: Federal Home Loan Bank	5,960,000	5,960,000
Series F, 4.3%, 2/7/2025, SPA: JP Morgan Chase Bank NA	2,445,000	2,445,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 1.8%, 2/3/2025, LOC: Barclays Bank PLC	800,000	800,000
Total Variable Rate Demand Notes (Cost $100,267,000)		100,267,000
Variable Rate Demand Preferred Shares (c) 1.9%
Invesco Senior Income Trust, 144A, Series A, 4.48%, 10/24/2025	10,000,000	10,000,000
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	5

	Principal Amount ($)	Value ($)
Nuveen California Quality Municipal Income Fund, 144A, AMT, Series 7, 2.32%, LIQ: Royal Bank of Canada, 2/7/2025	200,000	200,000
Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 2.39%, LOC: Sumitomo Mitsui Banking, 2/7/2025	700,000	700,000
Total Variable Rate Demand Preferred Shares (Cost $10,900,000)		10,900,000
Time Deposits 8.8%
Canadian Imperial Bank of Commerce, 4.32%, 2/3/2025	25,000,000	25,000,000
Mizuho Bank Ltd., 4.33%, 2/3/2025	25,000,000	25,000,000
Total Time Deposits (Cost $50,000,000)		50,000,000
Repurchase Agreements 41.1%
Barclays Bank PLC, 4.34%, dated 1/31/2025, to be repurchased at $34,812,586 on 2/3/2025 (d)	34,800,000	34,800,000
BNP Paribas, 4.44%, dated 1/31/2025, to be repurchased at $25,009,250 on 2/3/2025 (e)	25,000,000	25,000,000
Royal Bank of Canada:
4.34%, dated 1/31/2025, to be repurchased at $40,914,792 on 2/3/2025 (f)	40,900,000	40,900,000
4.35%, dated 1/31/2025, to be repurchased at $44,015,950 on 2/3/2025 (g)	44,000,000	44,000,000
Wells Fargo Bank NA:
4.34%, dated 1/31/2025, to be repurchased at $43,815,841 on 2/3/2025 (h)	43,800,000	43,800,000
4.35%, dated 1/31/2025, to be repurchased at $45,716,566 on 2/3/2025 (i)	45,700,000	45,700,000
Total Repurchase Agreements (Cost $234,200,000)		234,200,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $567,729,710)	99.7	567,729,710
Other Assets and Liabilities, Net	0.3	1,558,242
Net Assets	100.0	569,287,952

(a)	Floating rate security. These securities are shown at their current rate as of January 31, 2025.
(b)	Annualized yield at time of purchase; not a coupon rate.
The accompanying notes are an integral part of the financial statements.

6	|	DWS Money Market Prime Series

(c)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of January 31,
2025. Date shown reflects the earlier of demand date or stated maturity date.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
24,406,400	U.S. Treasury Inflation Index Notes	0.625	1/15/2026	32,120,769
5,610,549	U.S. Treasury Strips	Zero Coupon	11/15/2035	3,375,272
Total Collateral Value				35,496,041

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,211,000	Corporate Bonds	2.25–6.75	4/15/2025–3/1/2055	26,226,877

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,887,300	U.S. Treasury Bonds	2.75–4.5	5/15/2042–11/15/2054	10,654,464
100	U.S. Treasury Inflation Index Bonds	0.75	2/15/2045	99
11,374,000	U.S. Treasury Inflation Index Notes	0.125–1.875	7/15/2030–7/15/2034	12,432,248
7,272,800	U.S. Treasury Notes	0.75–4.625	9/30/2026–8/31/2031	7,058,344
31,873,400	U.S. Treasury Strips	Zero Coupon	2/15/2043–8/15/2050	11,287,977
Total Collateral Value				41,433,132
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	7

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
356,727	Federal Home Loan Mortgage Corporation	2.0–6.5	3/1/2042–8/1/2054	352,731
11,178,518	Federal National Mortgage Association	2.0–6.5	6/1/2045–10/1/2054	9,930,632
23,175,165	Government National Mortgage Association	2.5–5.5	6/15/2039–1/20/2054	22,300,926
681,900	U.S. Treasury Inflation Index Notes	2.125	4/15/2029	707,615
11,900	U.S. Treasury Notes	1.5	11/30/2028	10,767
38,312,900	U.S. Treasury Strips	Zero Coupon	8/15/2049–8/15/2050	11,593,599
Total Collateral Value				44,896,270

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
42,974,786	U.S. Treasury Inflation Index Notes	0.125–1.625	10/15/2025–7/15/2033	44,676,001

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
37,898,574	Federal Home Loan Mortgage Corporation	1.5–7.5	4/1/2027–2/1/2055	35,614,096
11,215,719	Government National Mortgage Association	2.5–7.0	6/20/2025–1/20/2055	10,999,904
Total Collateral Value				46,614,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SOFR: Secured Overnight Financing Rate
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.

8	|	DWS Money Market Prime Series

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$333,529,710	$—	$333,529,710
Repurchase Agreements	—	234,200,000	—	234,200,000
Total	$—	$567,729,710	$—	$567,729,710

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	9

Statement of Assets and Liabilities
as of January 31, 2025 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$333,529,710
Repurchase agreements, valued at amortized cost	234,200,000
Cash	67,634
Receivable for investments sold	140,000
Receivable for Fund shares sold	949,141
Interest receivable	1,406,721
Other assets	71,099
Total assets	570,364,305
Liabilities
Payable for Fund shares redeemed	301,417
Distributions payable	296,792
Accrued management fee	137,941
Accrued Trustees' fees	8,468
Other accrued expenses and payables	331,735
Total liabilities	1,076,353
Net assets, at value	$569,287,952
Net Assets Consist of
Distributable earnings (loss)	(469,645)
Paid-in capital	569,757,597
Net assets, at value	$569,287,952
Net Asset Value
DWS Cash Investment Trust Class A
Net Asset Value, offering and redemption price per share ($29,321,124 ÷ 29,286,697 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Cash Investment Trust Class C
Net Asset Value, offering and redemption price per share ($2,789,153 ÷ 2,785,884 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Cash Investment Trust Class S
Net Asset Value, offering and redemption price per share ($141,491,123 ÷ 141,325,307 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Money Market Fund
Net Asset Value, offering and redemption price per share ($395,686,552 ÷ 395,223,555 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

10	|	DWS Money Market Prime Series

Statement of Operations
for the six months ended January 31, 2025 (Unaudited)

Investment Income
Income:
Interest	$14,118,094
Expenses:
Management fee	916,898
Administration fee	278,135
Services to shareholders	411,728
Distribution and service fees	56,152
Custodian fee	9,490
Professional fees	26,214
Reports to shareholders	38,618
Registration fees	36,686
Trustees' fees and expenses	12,194
Other	100,658
Total expenses before expense reductions	1,886,773
Expense reductions	(111,179)
Total expenses after expense reductions	1,775,594
Net investment income	12,342,500
Net increase (decrease) in net assets resulting from operations	$12,342,500
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	11

Statements of Changes in Net Assets
	Six Months Ended January 31, 2025	Year Ended July 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$12,342,500	$28,492,327
Net realized gain (loss)	—	(6,084)
Net increase (decrease) in net assets resulting from operations	12,342,500	28,486,243
Distributions to shareholders:
DWS Cash Investment Trust Class A	(591,223)	(1,516,726)
DWS Cash Investment Trust Class C	(66,854)	(161,052)
DWS Cash Investment Trust Class S	(3,154,715)	(7,427,068)
DWS Money Market Fund	(8,529,725)	(19,387,481)
Total distributions	(12,342,517)	(28,492,327)
Fund share transactions:
Proceeds from shares sold	81,039,180	160,150,426
Reinvestment of distributions	12,180,455	27,787,098
Payments for shares redeemed	(96,703,896)	(197,702,408)
Net increase (decrease) in net assets from Fund share transactions	(3,484,261)	(9,764,884)
Increase (decrease) in net assets	(3,484,278)	(9,770,968)
Net assets at beginning of period	572,772,230	582,543,198
Net assets at end of period	$569,287,952	$572,772,230

The accompanying notes are an integral part of the financial statements.

12	|	DWS Money Market Prime Series

Financial Highlights
DWS Money Market Prime Series — DWS Cash Investment Trust Class A
	Six Months Ended 1/31/25	Years Ended July 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.020	.047	.034	.001	.000 *	.008
Net realized gain (loss)	—	(.000 )*	.000 *	.000 *	.000 *	(.000 )*
Total from investment operations	.020	.047	.034	.001	.000 *	.008
Less distributions from:
Net investment income	(.020 )	(.047 )	(.035 )	(.001 )	(.000 )*	(.009 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	2.06 a**	4.78 [a]	3.54	.10 [a]	.01 [a]	.90 [a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	29	36	37	36	38
Ratio of expenses before expense reductions (%)	.88 ***	.86	.84	.83	.82	.82
Ratio of expenses after expense reductions (%)	.86 ***	.85	.84	.36	.24	.75
Ratio of net investment income (%)	4.06 ***	4.67	3.40	.11	.01	.78

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	13

DWS Money Market Prime Series — DWS Cash Investment Trust Class C
	Six Months Ended 1/31/25	Years Ended July 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.017	.039	.026	.000 *	.000 *	.003
Net realized gain (loss)	—	(.000 )*	.000 *	.000 *	.000 *	(.000 )*
Total from investment operations	.017	.039	.026	.000 *	.000 *	.003
Less distributions from:
Net investment income	(.017 )	(.039 )	(.027 )	(.000 )*	(.000 )*	(.004 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	1.68 **	4.02	2.78	.02 [a]	.01 [a]	.39 [a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	5	4	5	8
Ratio of expenses before expense reductions (%)	1.59 ***	1.58	1.57	1.56	1.53	1.54
Ratio of expenses after expense reductions (%)	1.59 ***	1.58	1.57	.44	.25	1.24
Ratio of net investment income (%)	3.40 ***	3.94	2.62	.02	.01	.33

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS Money Market Prime Series

DWS Money Market Prime Series — DWS Cash Investment Trust Class S
	Six Months Ended 1/31/25	Years Ended July 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.022	.050	.037	.002	.000 *	.010
Net realized gain (loss)	—	(.000 )*	.000 *	.000 *	.000 *	(.000 )*
Total from investment operations	.022	.050	.037	.002	.000 *	.010
Less distributions from:
Net investment income	(.022 )	(.050 )	(.038 )	(.002 )	(.000 )*	(.011 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.20 **	5.07	3.82	.17	.01	1.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	141	147	151	157	168	177
Ratio of expenses before expense reductions (%)	.66 ***	.64	.63	.62	.60	.59
Ratio of expenses after expense reductions (%)	.58 ***	.57	.57	.29	.24	.55
Ratio of net investment income (%)	4.34 ***	4.95	3.67	.17	.01	1.05

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	15

DWS Money Market Prime Series — DWS Money Market Fund
	Six Months Ended 1/31/25	Years Ended July 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.022	.050	.037	.002	.000 *	.010
Net realized gain (loss)	—	(.000 )*	.000 *	.000 *	.000 *	(.000 )*
Total from investment operations	.022	.050	.037	.002	.000 *	.010
Less distributions from:
Net investment income	(.022 )	(.050 )	(.038 )	(.002 )	(.000 )*	(.011 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.20 **	5.07	3.82	.17	.01	1.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	396	393	390	403	429	475
Ratio of expenses before expense reductions (%)	.61 ***	.60	.59	.58	.56	.56
Ratio of expenses after expense reductions (%)	.58 ***	.57	.57	.29	.24	.55
Ratio of net investment income (%)	4.34 ***	4.95	3.68	.16	.01	1.05

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS Money Market Prime Series

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Money Market Prime Series (the “Fund” ) is a diversified series of Deutsche DWS Money Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund may impose a discretionary liquidity fee (not to exceed 2%) upon redemption of shares if the Advisor determines a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund’s investments or in other circumstances. A liquidity fee would reduce the amount a shareholder receives upon redemption of shares.
The Fund offers multiple classes of shares which provide investors with different purchase options: DWS Cash Investment Trust Class A shares are not subject to an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another DWS Fund. DWS Cash Investment Trust Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than DWS Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. DWS Money Market Fund and DWS Cash Investment Trust Class S shares are not subject to initial or contingent deferred sales charges. DWS Cash Investment Trust Class S shares are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies

DWS Money Market Prime Series	|	17

as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Operating Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/

18	|	DWS Money Market Prime Series

amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of January 31, 2025, the Fund held repurchase agreements with a gross value of $234,200,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At July 31, 2024, the Fund had net tax basis capital loss carryforwards of $103,409 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At January 31, 2025, the Fund had an aggregate cost of investments for federal income tax purposes of $567,729,710.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended July 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

DWS Money Market Prime Series	|	19

The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $215 million of the Fund’s average daily net assets	.400%
Next $335 million of such net assets	.275%
Next $250 million of such net assets	.200%
Next $800 million of such net assets	.150%
Next $800 million of such net assets	.140%
Next $800 million of such net assets	.130%
Over $3.2 billion of such net assets	.120%

20	|	DWS Money Market Prime Series

Accordingly, for the six months ended January 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.32% of the Fund’s average daily net assets.
For the period from August 1, 2024 through November 30, 2025 (through September 30, 2025 for DWS Cash Investment Trust Class C), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
DWS Cash Investment Trust Class A	.85%
DWS Cash Investment Trust Class C	1.60%
DWS Cash Investment Trust Class S	.57%
DWS Money Market Fund	.57%
For the six months ended January 31, 2025, fees waived and/or expenses reimbursed for certain classes are as follows:
DWS Cash Investment Trust Class A	$2,342
DWS Cash Investment Trust Class S	57,204
DWS Money Market Fund	51,633
$111,179
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended January 31, 2025, the Administration Fee was $278,135, of which $46,769 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended

DWS Money Market Prime Series	|	21

January 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at January 31, 2025
DWS Cash Investment Trust Class A	$14,110	$4,921
DWS Cash Investment Trust Class C	1,444	553
DWS Cash Investment Trust Class S	103,135	36,169
DWS Money Market Fund	176,127	60,785
	$294,816	$102,428
In addition, for the six months ended January 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Cash Investment Trust Class A	$2,176
DWS Cash Investment Trust Class C	44
DWS Cash Investment Trust Class S	1,453
DWS Money Market Fund	3,661
$7,334
Distribution and Service Fees. Under the Fund’s DWS Cash Investment Trust Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of DWS Cash Investment Trust Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of DWS Cash Investment Trust Class C shares. For the six months ended January 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at January 31, 2025
DWS Cash Investment Trust Class C	$14,774	$1,845
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to DWS Cash Investment Trust Class A and DWS Cash Investment Trust Class C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms

22	|	DWS Money Market Prime Series

service. For the six months ended January 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at January 31, 2025	Annualized Rate
DWS Cash Investment Trust Class A	$36,453	$6,214.25%
DWS Cash Investment Trust Class C	4,925	615.25%
	$41,378	$6,829
Contingent Deferred Sales Charge. DDI receives any contingent deferred sales charge (“CDSC” ) from DWS Cash Investment Trust Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for DWS Cash Investment Trust Class C. For the six months ended January 31, 2025, there was no CDSC charges for DWS Cash Investment Trust Class C. A deferred sales charge of up to 0.85% is assessed on certain redemptions of DWS Cash Investment Trust Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended January 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,130, of which $330 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended January 31, 2025, the Fund engaged in securities purchases of $64,960,000 and securities sales of $61,455,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may

DWS Money Market Prime Series	|	23

borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at January 31, 2025.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended January 31, 2025		Year Ended July 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Cash Investment Trust Class A	7,644,153	$7,644,153	11,941,746	$11,941,746
DWS Cash Investment Trust Class C	1,328,719	1,328,719	3,778,928	3,778,928
DWS Cash Investment Trust Class S	18,371,685	18,371,685	37,890,770	37,890,770
DWS Money Market Fund	53,636,236	53,636,236	106,472,730	106,472,730
Account maintenance fees	—	58,387	—	66,252
		$81,039,180		$160,150,426
Shares issued to shareholders in reinvestment of distributions
DWS Cash Investment Trust Class A	586,816	$586,816	1,496,826	$1,496,826
DWS Cash Investment Trust Class C	62,152	62,152	158,771	158,771
DWS Cash Investment Trust Class S	3,127,141	3,127,141	7,276,744	7,276,744
DWS Money Market Fund	8,404,346	8,404,346	18,854,757	18,854,757
		$12,180,455		$27,787,098
Shares redeemed
DWS Cash Investment Trust Class A	(7,905,184)	$(7,905,184)	(20,776,569)	$(20,776,569)
DWS Cash Investment Trust Class C	(2,613,043)	(2,613,043)	(4,467,933)	(4,467,933)
DWS Cash Investment Trust Class S	(27,066,697)	(27,066,697)	(49,548,493)	(49,548,493)
DWS Money Market Fund	(59,118,972)	(59,118,972)	(122,909,413)	(122,909,413)
		$(96,703,896)		$(197,702,408)

24	|	DWS Money Market Prime Series

	Six Months Ended January 31, 2025		Year Ended July 31, 2024
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Cash Investment Trust Class A	325,785	$325,785	(7,337,997)	$(7,337,997)
DWS Cash Investment Trust Class C	(1,222,172)	(1,222,172)	(530,234)	(530,234)
DWS Cash Investment Trust Class S	(5,567,871)	(5,567,871)	(4,380,979)	(4,380,979)
DWS Money Market Fund	2,921,610	2,921,610	2,418,074	2,418,074
Account maintenance fees	—	58,387	—	66,252
		$(3,484,261)		$(9,764,884)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government

DWS Money Market Prime Series	|	25

securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

26	|	DWS Money Market Prime Series

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Money Market Prime Series was held on November 21, 2024. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):
1. Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	282,700,595.197	23,084,927.715	0.000
Mary Schmid Daugherty	282,744,142.912	23,041,380.000	0.000
Keith R. Fox	282,231,284.188	23,554,238.724	0.000
Chad D. Perry	279,082,049.318	26,703,473.594	0.000
Rebecca W. Rimel	273,947,048.402	31,838,474.510	0.000
Catherine Schrand	285,106,770.112	20,678,752.800	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
2. Approval of the Modification of a Fundamental Investment Policy to Concentrate in Obligations of Banks other Financial Institutions.
Number of Votes:
For	Against	Abstain	Broker Non-Votes*
251,637,421.775	22,372,252.168	18,643,643.578	13,193,926.000
The proposal to modify the Fundamental Investment Policy was approved at the Special Shareholder Meeting.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

DWS Money Market Prime Series	|	27

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Money Market Prime Series' (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

28	|	DWS Money Market Prime Series

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2023, the Fund’s gross performance (DWS Cash Investment Trust Class A shares) was in the 4th quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). Based on Broadridge data provided as of December 31, 2023, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if

DWS Money Market Prime Series	|	29

applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Cash Investment Trust Class A shares (4th quartile), DWS Cash Investment Trust Class C shares (4th quartile), DWS Cash Investment Trust Class S shares (4th quartile) and DWS Money Market Fund shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints.

30	|	DWS Money Market Prime Series

The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DMMF-BFE2024

DWS Money Market Prime Series	|	31

DMMF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of Deutsche DWS Money Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/1/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/1/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	4/1/2025